Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Other Assets, Noncurrent [Abstract]
Schedule of Other Non-Current Assets
As of December 31, 2016 and 2015, other non-current assets consisted of the following (in thousands):

	December 31,
	2016	2015
Advances made under EPC and non-EPC contracts	$22,809	$32,049
Advances made to municipalities for water system enhancements	95,495	89,953
Advances and other asset conveyances to third parties to support LNG terminals	30,707	28,850
Tax-related payments and receivables	3,248	5,535
Information technology service assets	22,145	24,166
Other	10,939	14,265
Total other non-current assets, net	$185,343	$194,818